ROPES & GRAY LLP ONE METRO CENTER 700 12th STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

March 12, 2013	Nathan Briggs (202) 626-3909 (202) 383-9308 Nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Income Solutions Fund (File Nos. 333-186045, 811-22791)

Ladies and Gentlemen:

We are filing today via EDGAR on behalf of DoubleLine Income Solutions Fund (the “Fund”), Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (File Nos. 333-186045, 811-22791) pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940 (the “Amendment”).

This Amendment is being filed for the purposes of responding to comments from the Staff of the Securities and Exchange Commission and to make certain other changes. A copy of the prospectus filed as part of the Amendment, marked to show changes from the prospectus previously filed, will be provided supplementally for your convenience.

Please direct any questions regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan D. Briggs
Nathan D. Briggs

cc:	Keith T. Kirk

Timothy W. Diggins